Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating costs and expenses:
Selling, general and administrative	¥ (3,466,579)	$ (502,607)	¥ (4,725,142)	¥ (5,187,835)
Operating loss
Interest income	69,577	10,088	118,615	157,477
Interest expenses	(715,081)	(103,677)	(1,349,544)	(1,066,320)
Foreign exchange gain/(loss), net	(167,857)	(24,337)	54,555	43,274
Other income, net	(319,427)	(46,313)	89,916	146,690
Net loss attributable to iQIYI, Inc.	(136,212)	(19,749)	(6,169,584)	(7,038,361)
Accretion of redeemable noncontrolling interests	0	0	(20,336)	(7,087)
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	(136,212)	(19,749)	(6,189,920)	(7,045,448)
Other comprehensive income/(loss):
Foreign currency translation adjustments	(844,725)	(122,474)	168,079	433,497
Unrealized losses on available-for-sale debt securities	(21,091)	(3,058)	(2,851)	(98)
Total other comprehensive income/(loss), net of tax	(865,816)	(125,532)	165,228	433,399
Comprehensive loss attributable to iQIYI, Inc.	(1,006,698)	(145,958)	(6,003,262)	(6,602,399)
iQIYI, INC
Operating costs and expenses:
Selling, general and administrative	(66,883)	(9,697)	(26,658)	(36,408)
Operating loss
Share of (losses)/income of subsidiaries, VIEs and VIEs' subsidiaries	2,076,676	301,090	(5,807,189)	(7,320,787)
Interest income	12,845	1,862	19,026	24,343
Interest expenses	(234,870)	(34,053)	(889,263)	(642,718)
Foreign exchange gain/(loss), net	(1,954,314)	(283,349)	496,669	913,974
Other income, net	30,334	4,398	37,831	23,235
Net loss attributable to iQIYI, Inc.	(136,212)	(19,749)	(6,169,584)	(7,038,361)
Accretion of redeemable noncontrolling interests	0	0	(20,336)	(7,087)
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	(136,212)	(19,749)	(6,189,920)	(7,045,448)
Other comprehensive income/(loss):
Foreign currency translation adjustments	(849,395)	(123,151)	169,141	436,068
Unrealized losses on available-for-sale debt securities	(21,091)	(3,058)	(2,819)	(106)
Total other comprehensive income/(loss), net of tax	(870,486)	(126,209)	166,322	435,962
Comprehensive loss attributable to iQIYI, Inc.	¥ (1,006,698)	$ (145,958)	¥ (6,003,262)	¥ (6,602,399)